MERRILL LYNCH
                                                              WORLD INCOME
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 2000

                      MERRILL LYNCH WORLD INCOME FUND, INC.

Officers and Directors

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Joseph L. May, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Arthur Zeikel, Director
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

DEAR SHAREHOLDER

Bond Market Review

The first half of 2000 was dominated by interest rate tensions much like those experienced in 1999's second half. In February and March 2000, the Federal Reserve Board raised interest rates in 0.25% increments and in May by a full 0.50% in response to clear signs of higher inflation and an economy growing at a rate likely to further exacerbate inflation. Fortunately, this succession of Federal Reserve Board moves, which began in mid-1999, appeared to take hold as economic activity slowed in the spring. We believe that no further action will be necessary. While we are comfortable with this forecast into the fall, the respite could prove temporary. Moreover, it is difficult to make a case for lower interest rates without much more severe weakness in the economy.

In our December 31, 1999 annual report, we suggested that long-term and intermediate-term interest rates may have peaked in anticipation of a slowing economy. This proved to be the case as ten-year Treasury note prices rose and yields dropped, producing a total return for the six months ended June 30, 2000 of 5.4%. The Treasury market strength was the result of the improved interest rate outlook as well as the Treasury Department's announcement that it intends to buy back bonds with proceeds derived from the budget surplus.

However, we were wrong in believing that lower-quality bonds would outperform Treasury issues. Both US high-yield and most dollar-denominated emerging market sovereign and corporate securities underperformed. The reasons relate to factors such as poor technical conditions caused by an outflow of cash from high-yield funds as well as extreme stock market turbulence in April and May, which created a temporary aversion to risk. Some well-publicized credit problems in the press may have also been a factor. In June, lower-quality markets recovered. For the six-month period ended June 30, 2000, the unmanaged CS First Boston Domestic High Yield Index returned -0.84%. The unmanaged J.P. Morgan Emerging Market Bond Index Plus (EMBI+) returned +8.1%, largely because Russia returned +49.8%. Excluding Russia, the EMBI+ had a return of +4.3%.

Investment Outlook

In our view, economic growth will remain moderate into the fall although an acceleration could occur at some point late in the second half of 2000. The odds of a recession unfolding during the next six months seem remote. In this environment, we believe that lower-quality bonds are likely to perform well. The fundamentals in both US high-yield and in emerging markets appear quite positive.

Emerging Market Investments

Our largest emerging market exposure is in Latin America, followed by Eastern Europe. The underlying force behind this region's improving credit fundamentals is the broad consensus in favor of globalization and the free market economic model. This consensus is enforced by the flow of capital from abroad, which is needed for economic development. When governments stray from sound economic policies, capital dries up.

The macroeconomic environment in Latin America is currently the brightest since 1997. Growth in the region is likely to reach 4%, up from 0.2% in 1999. Inflation is declining and the current account deficit is projected at 3% of gross domestic product (GDP), only a slight deterioration from 1999. Countries continue to pursue fiscally conservative policies, and exports and foreign direct investment inflows are strong, alleviating foreign financing requirements.

In Eastern Europe, Hungary and Poland continue to rationalize their economic system in preparation for their eventual accession to the European Economic Union, and their exchange rates are expected to appreciate substantially, as foreign capital is attracted by the positive carry in their local money markets. Russia's GDP grew 7.3% in the first half of 2000, while investment is rising at roughly twice that rate. Tax collection is up sharply and foreign reserves accumulation continues on the strength of oil prices. Recent political developments have also been encouraging in terms of improving business confidence.

The emerging market portion of the portfolio is weighted in US dollar sovereign issues similar to the EMBI+, whose composition is 74.3% Latin America. Argentina, Brazil, Mexico, and Russia comprise 75% of the Index. We are currently overweighted in Brazil, Mexico and Russia and underweighted in Argentina.

High-Yield Investments

High-yield securities are an out-of-favor asset class. Mutual fund cash flows have been negative over the first half of the year. Companies wishing to finance in the market take advantage of every window of opportunity and the weight of supply has aborted rallies. A queue of prospective issuers is in place waiting for the opportunity to issue. The reasons for the asset class' unpopularity include poor investment performance over the past two years juxtaposed against excellent equity performance, relatively high default rates, and the general negative sentiment accruing to all fixed income. This could change. Poor market returns in common stocks and the bursting of the NASDAQ technology bubble have given stock market investors a dose of reality. Perhaps they will begin to seek alternative and less volatile asset classes. While default rates on high-yield bonds are high, we believe that rates are more likely to decline than rise. A broad cross section of cyclicals (such as paper, chemicals, metals and transportation) is demonstrating improving earnings and cash flow largely as the result of improved pricing. Valuation, in our view, discounts the negatives.

At June 30, 2000, the US high-yield market (using the CS First Boston High Yield Index as a proxy) produced a yield to maturity of 13.43% and a yield spread off Treasury securities of 7.25%. This yield spread compares with a 12-year average spread of about 5.5%. We think valuation is exceptional. We are fortunate that the Fund's modest size allows us to include only the most attractive issues in the portfolio. We believe that the quality of our high-yield portfolio holdings is significantly higher than the universe as a whole.

Portfolio Matters

The composition of the Fund defined by asset class at June 30, 2000 and December 31, 1999 is as follows:

--------------------------------------------------------------------------------
                                        6/30/00                12/31/99
--------------------------------------------------------------------------------
US High Yield                             41%                     50%
Emerging Markets
  (Sovereign)                             30                      30
Emerging Corporates                       21                      10
European High Yield                        8                      10
--------------------------------------------------------------------------------

The major change was an increase in the allocation to emerging corporates and a decrease in US high yield. Market weakness in April and May provided us with the opportunity. We believe that the weakness was technical with fundamentals strong.

In Conclusion

We appreciate your ongoing investment in Merrill Lynch World Income Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Vincent T. Lathbury III

Vincent T. Lathbury III
Senior Vice President and
Portfolio Manager

August 8, 2000


                                      2 & 3

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual
Total Return

                             % Return Without            % Return With
                               Sales Charge              Sales Charge**
================================================================================
Class A Shares+*
================================================================================
Year Ended 6/30/00                +9.95%                    +5.55%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00          +1.92                     +1.09
--------------------------------------------------------------------------------
Ten Years Ended 6/30/00           +5.57                     +5.14
--------------------------------------------------------------------------------
+ Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                         % Return           % Return
                                       Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 6/30/00                         +8.91%             +4.92%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                   +1.12              +1.12
--------------------------------------------------------------------------------
Inception (11/18/91) through 6/30/00       +3.18              +3.18
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                          % Return             % Return
                                        Without CDSC           With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 6/30/00                         +8.86%                +7.86%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                   +1.07                 +1.07
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/00       +1.99                 +1.99
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return Without       % Return With
                                           Sales Charge         Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 6/30/00                             +9.67%               +5.29%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                       +1.66                +0.84
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/00           +2.59                +1.86
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent
Performance
Results*

                                                                                        Ten Years/
                                                     6 Month          12 Month        Since Inception     Standardized
As of June 30, 2000                               Total Return      Total Return       Total Return       30-Day Yield
==========================================================================================================================
ML World Income Fund, Inc. Class A Shares            +1.67%             +9.95%            +71.99%            10.72%
--------------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class B Shares            +1.11              +8.91             +30.99             10.38
--------------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class C Shares            +1.25              +8.86             +11.86             10.32
--------------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class D Shares            +1.54              +9.67             +15.66             10.47
==========================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A Shares, from 11/18/91 for Class B Shares and from 10/21/94 for Class C & Class D Shares.

SCHEDULE OF INVESTMENTS                                          (in US dollars)


                                                                                                                          Percent of
AFRICA         Industries            Face Amount                   Fixed-Income Investments                       Value   Net Assets
====================================================================================================================================
Nigeria        Foreign             US$ 1,500,000      Central Bank of Nigeria 'WW', Par, 6.25%
               Government                               due 11/15/2020++                                      $    757,500      0.3%
               Obligations
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Nigeria                    757,500      0.3
====================================================================================================================================
                                     Shares Held                              Warrants
====================================================================================================================================
Nigeria        Energy                      1,500      Nigeria Oil (Warrants) (a)                                         0      0.0
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Warrants in Nigeria                                          0      0.0
====================================================================================================================================
                                                      Total Investments in African Securities
                                                        (Cost--$938,498)                                           757,500      0.3
====================================================================================================================================
EUROPE                               Face Amount                      Fixed-Income Investments
====================================================================================================================================
Bulgaria       Foreign                                Republic of Bulgaria, Series A++:
               Government          US$ 2,300,000        Discount, 7.063% due 7/28/2024                           1,839,747      0.9
               Obligations               450,000        Front-Loaded Interest Rate Reduction Bonds,
                                                        2.75% due 7/28/2012                                        331,313      0.1
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Bulgaria                 2,171,060      1.0
====================================================================================================================================
Luxembourg     Wireless                6,500,000      Millicom International Cellular, 11.834%*
               Communications--                         due 6/01/2006                                            5,590,000      2.7
               International
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Luxembourg               5,590,000      2.7
====================================================================================================================================
Netherlands    Cable--International    2,500,000      United Pan-Europe Communications, 11.25% due
                                                        11/01/2009                                               2,200,000      1.1
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the Netherlands          2,200,000      1.1
====================================================================================================================================
Poland         Telecommunications      2,250,000      TPSA Finance BV, 7.75% due 12/10/2008 (e)                  2,072,488      1.0
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Poland                   2,072,488      1.0
====================================================================================================================================


                                      4 & 5

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

EUROPE                                                                                                                    Percent of
(concluded)    Industries            Face Amount                   Fixed-Income Investments                       Value   Net Assets
====================================================================================================================================
Russia         Foreign                                Russian Federation Bonds:
               Government          US$ 3,725,000        (Regulation S), 11% due 7/24/2018                     $  2,784,438      1.3%
               Obligations             4,050,000        (Regulation S), 12.75% due 6/24/2028 (e)                 3,477,937      1.7
                                       3,500,000        (Regulation S), 12.75% due 6/24/2028 (e)                 3,010,000      1.4
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Russia                   9,272,375      4.4
====================================================================================================================================
Turkey         Foreign                 2,050,000      Republic of Turkey, 11.875% due 1/15/2030                  2,176,823      1.1
               Government
               Obligations
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Turkey                   2,176,823      1.1
====================================================================================================================================
United
Kingdom        Industrials             5,000,000      Energis PLC, 9.75% due 6/15/2009                           4,900,000      2.3
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the United Kingdom       4,900,000      2.3
====================================================================================================================================
                                                                     Convertible Bonds
====================================================================================================================================
Ireland        Dental Equipment          500,000     +Phoenix Shannon PLC, 9.50% due 11/01/2000 (e)                  5,000      0.0
               & Supplies
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Bonds in Ireland                             5,000      0.0
====================================================================================================================================
                                                      Total Investments in European Securities
                                                        (Cost--$26,663,393)                                     28,387,746     13.6
====================================================================================================================================
LATIN
AMERICA                                                            Fixed-Income Investments
====================================================================================================================================
Argentina      Cable--International    5,000,000      Cablevision SA, 13.75% due 5/01/2009                       4,550,000      2.2
               ---------------------------------------------------------------------------------------------------------------------
               Foreign Government                     Republic of Argentina:
               Obligations             2,960,000        7.375% due 3/31/2005++ (b)                               2,701,000      1.3
                                       4,360,000        6% due 3/31/2023                                         3,509,800      1.7
                                       3,200,000        9.75% due 9/19/2027                                      2,480,000      1.2
                                       6,850,000        Par, 6% due 3/31/2023++ (b)                              4,546,688      2.1
                                                                                                              ------------    -----
                                                                                                                13,237,488      6.3
               ---------------------------------------------------------------------------------------------------------------------
               Transportation          7,000,000      Autopistas del Sol SA, 10.25% due 8/01/2009 (e)            5,390,000      2.6
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Argentina               23,177,488     11.1
====================================================================================================================================
Brazil         Broadcasting            5,000,000      Globo Comunicacoes e Participacoes, Ltd., 10.50%
               Radio & Television                       due 12/20/2006 (e)                                       4,293,750      2.1
               ---------------------------------------------------------------------------------------------------------------------
               Foreign Government                     Republic of Brazil:
               Obligations             2,500,000        11.625% due 4/15/2004                                    2,525,000      1.2
                                         372,000        7.375% due 4/15/2006                                       339,450      0.2
                                       1,600,000        10.125% due 5/15/2027                                    1,260,000      0.6
                                       4,002,082        'C', 8% due 4/15/2014++ (b)                              2,946,533      1.4
                                       4,275,000        DCB, 7.4375% due 4/15/2012++ (b)                         3,155,121      1.5
                                       4,100,000        Discount, 7.375% due 4/15/2024 (b)                       3,239,000      1.5
                                       4,450,000        Par Z-L, 6% due 4/15/2024                                2,903,625      1.4
                                                                                                              ------------    -----
                                                                                                                16,368,729      7.8
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Brazil                  20,662,479      9.9
====================================================================================================================================
Colombia       Utilities               5,823,600      TransGas de Occidente SA, 9.79% due 11/01/2010 (e)         4,207,551      2.0
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Colombia                 4,207,551      2.0
====================================================================================================================================
Mexico         Conglomerates           2,500,000      Dine, SA de CV, 8.75% due 10/15/2007                       2,175,000      1.1
               ---------------------------------------------------------------------------------------------------------------------
               Foreign Government                     United Mexican States:
               Obligations             4,600,000        8.625% due 3/12/2008                                     4,450,500      2.1
                                       7,128,000        'W-A', Par, 6.25% due 12/31/2019                         5,951,880      2.9
                                       3,370,000        'W-B', Par, 6.25% due 12/31/2019                         2,813,950      1.3
                                                                                                              ------------    -----
                                                                                                                13,216,330      6.3
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining         3,000,000      Grupo Minero Mexico SA, 8.25% due 4/01/2008                2,430,000      1.2
               ---------------------------------------------------------------------------------------------------------------------
               Transportation          5,000,000      TFM, SA de CV, 13.896%* due 6/15/2009                      3,425,000      1.6
               ---------------------------------------------------------------------------------------------------------------------
               Wireless                5,000,000      Grupo Iusacell, SA de CV, 14.25% due 12/01/2006            5,225,000      2.5
               Communications--
               International
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Mexico                  26,471,330     12.7
====================================================================================================================================
Panama         Foreign Government      1,920,000      Panama, Front-Loaded Interest Rate Reduction Bonds,
               Obligations                              4% due 7/17/2014++                                       1,530,739      0.7
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Panama                   1,530,739      0.7
====================================================================================================================================
Peru           Foreign Government      2,070,000      Republic of Peru, Front-Loaded Interest Rate
               Obligations                              Reduction Bonds, 3.75% due 3/07/2017++                   1,247,175      0.6
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Peru                     1,247,175      0.6
====================================================================================================================================
Venezuela      Foreign Government                     Republic of Venezuela:
               Obligations             1,475,000        9.25% due 9/15/2027                                        971,656      0.5
                                       2,142,840        DCB, 7.875% due 12/18/2007 (b)                           1,749,093      0.8
                                         666,660        Front-Loaded Interest Rate Reduction Bonds, 7.438%
                                                        due 3/31/2007                                              544,995      0.3
                                       1,615,000        Par 'A', 6.75% due 3/31/2020                             1,122,425      0.5
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Venezuela                4,388,169      2.1
====================================================================================================================================
                                     Shares Held                              Rights
====================================================================================================================================
Venezuela      Energy                      8,075      Venezuela Oil Obligations                                          0      0.0
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Rights in Venezuela                                          0      0.0
====================================================================================================================================
                                                      Total Investments in Latin American Securities
                                                      (Cost--$81,426,187)                                       81,684,931     39.1
====================================================================================================================================
NORTH AMERICA                       Face Amount                   Fixed-Income Investments
====================================================================================================================================
Canada         Paper               US$ 5,000,000      Doman Industries Limited, 8.75% due 3/15/2004              3,850,000      1.8
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Canada                   3,850,000      1.8
====================================================================================================================================


                                      6 & 7

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

NORTH AMERICA                                                                                                             Percent of
(concluded)    Industries            Face Amount                   Fixed-Income Investments                       Value   Net Assets
====================================================================================================================================
United States  Automotive          US$ 5,000,000      Federal-Mogul Corporation, 7.375% due 1/15/2006         $  3,636,285      1.7%
               ---------------------------------------------------------------------------------------------------------------------
               Cable Television        5,000,000      Century Communications Corporation, 9.50%
                                                        due 3/01/2005                                            4,787,500      2.3
               ---------------------------------------------------------------------------------------------------------------------
               Chemicals               5,340,000      ISP Holdings Inc., 9.75% due 2/15/2002                     5,193,150      2.5
               ---------------------------------------------------------------------------------------------------------------------
               Communications          5,000,000      Impsat Corp., 12.375% due 6/15/2008                        3,950,000      1.9
               ---------------------------------------------------------------------------------------------------------------------
               Consumer Services       5,000,000      Protection One Alarm Monitoring, 8.125% due
                                                        1/15/2009 (e)                                            3,100,000      1.5
               ---------------------------------------------------------------------------------------------------------------------
               Energy                  5,000,000      Chesapeake Energy Corp., 8.50% due 3/15/2012 (e)           4,325,000      2.1
                                       5,000,000      Ocean Energy Inc., 8.375% due 7/01/2008                    4,850,000      2.3
                                                                                                              ------------    -----
                                                                                                                 9,175,000      4.4
               ---------------------------------------------------------------------------------------------------------------------
               Gaming                 10,000,000     +GB Property Funding Corp., 10.875% due 1/15/2004           6,100,000      2.9
                                       2,500,000      Harrah's Operating Co. Inc., 7.875% due 12/15/2005         2,350,000      1.1
                                                      Jazz Casino Co. LLC:
                                       3,536,864        1.459% due 11/15/2009 (c)                                  601,267      0.3
                                         315,000        Contingent Notes due 11/15/2009 (b)(d)                           0      0.0
                                                                                                              ------------    -----
                                                                                                                 9,051,267      4.3
               ---------------------------------------------------------------------------------------------------------------------
               Health Care             5,000,000      Columbia/HCA Healthcare Corp., 7.25% due 5/20/2008         4,452,770      2.2
                                       5,000,000      Fresenius Medical Capital Trust I, 9% due 12/01/2006       4,825,000      2.3
                                       2,500,000      Kinetic Concepts, Inc., 9.625% due 11/01/2007              1,925,000      0.9
                                                                                                              ------------    -----
                                                                                                                11,202,770      5.4
               ---------------------------------------------------------------------------------------------------------------------
               Hotels                  5,000,000      HMH Properties, Inc., Series B, 7.875% due 8/01/2008       4,487,500      2.2
               ---------------------------------------------------------------------------------------------------------------------
               Internet Transport      2,500,000      PSINet, Inc., 10% due 2/15/2005                            2,300,000      1.1
               ---------------------------------------------------------------------------------------------------------------------
               Paper                   3,000,000      Container Corporation of America, 9.75% due 4/01/2003      2,985,000      1.4
               ---------------------------------------------------------------------------------------------------------------------
               Printing & Publishing   5,000,000      Primedia, Inc., 7.625% due 4/01/2008                       4,450,000      2.1
               ---------------------------------------------------------------------------------------------------------------------
               Supermarkets            5,000,000      Pueblo Xtra International Inc., 9.50% due 8/01/2003        2,425,000      1.2
               ---------------------------------------------------------------------------------------------------------------------
               Telephone               8,500,000      Nextel International Inc., 14.044%* due 4/15/2008          5,525,000      2.6
               Communications
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the United States       72,268,472     34.6
====================================================================================================================================
                                                                      Convertible Bonds
====================================================================================================================================
United States  Conglomerates           1,000,000      Thermo Fibertek Inc., 4.50% due 7/15/2004 (e)                840,000      0.4
               ---------------------------------------------------------------------------------------------------------------------
               Environmental           1,063,000      Thermo TerraTech, Inc., 4.625% due 5/01/2003 (e)             946,070      0.5
               ---------------------------------------------------------------------------------------------------------------------
               Medical Laser Systems   2,000,000      Thermolase Corp., 4.375% due 8/05/2004 (e)                 1,680,000      0.8
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Bonds in the United States               3,466,070      1.7
====================================================================================================================================
                                            Shares    Convertible Preferred Stocks, Preferred Stocks,
                                             Held                Common Stocks & Warrants
====================================================================================================================================
United States  Broadcasting/Cable         78,128     +On Command Corporation                                     1,079,143      0.5
                                          43,675      On Command Corporation (Warrants) (a)                        177,430      0.1
                                                                                                              ------------    -----
                                                                                                                 1,256,573      0.6
               ---------------------------------------------------------------------------------------------------------------------
               Conglomerates             100,500     +Polyphase Corporation                                         75,375      0.1
                                          52,500      Polyphase Corporation (Warrants) (a)                          39,375      0.0
                                          52,500      Polyphase Corporation (Warrants) (a)                          39,375      0.0
                                                                                                              ------------    -----
                                                                                                                   154,125      0.1
               ---------------------------------------------------------------------------------------------------------------------
               Containers                 10,000      Owens-Illinois Inc., 4.75%                                   222,500      0.1
               ---------------------------------------------------------------------------------------------------------------------
               Gaming                     91,338     +JCC Holding Company (Class A)                                 74,212      0.0
               ---------------------------------------------------------------------------------------------------------------------
               Manufactured Housing       10,000      Fleetwood Capital Trust, 6% (e)                              291,250      0.1
               ---------------------------------------------------------------------------------------------------------------------
               Steel                      50,000      Rouge Industries, Inc. (Class A)                             150,000      0.1
               ---------------------------------------------------------------------------------------------------------------------
               Utilities                  15,000      Citizens Utilities Trust, 5%                               1,010,625      0.5
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Preferred Stocks, Preferred Stocks,
                                                      Common Stocks & Warrants in the United States              3,159,285      1.5
====================================================================================================================================
                                                      Total Investments in North American Securities
                                                      (Cost--$100,772,774)                                      82,743,827     39.6
====================================================================================================================================
PACIFIC
BASIN/ASIA                           Face Amount                 Fixed-Income Investments
====================================================================================================================================
China          Transportation      US$ 6,620,000      Cathay International Ltd., 13.50% due 4/15/2008 (e)        3,310,000      1.6
                                       7,000,000      GS Superhighway Holdings, 9.875% due 8/15/2004             4,970,000      2.4
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in China                    8,280,000      4.0
====================================================================================================================================
Indonesia      Paper                   5,000,000      Indah Kiat International Finance, 12.50% due 6/15/2006     3,550,000      1.7
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Indonesia                3,550,000      1.7
====================================================================================================================================
Philippines    Foreign Government        850,000      Republic of the Philippines, 9.875% due 1/15/2019            690,625      0.3
               Obligations
               ---------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the Philippines            690,625      0.3
====================================================================================================================================
                                                      Total Investments in Pacific Basin/Asian Securities
                                                      (Cost--$18,722,075)                                       12,520,625      6.0
====================================================================================================================================
               Total Investments (Cost--$228,522,927)                                                          206,094,629     98.6
               Other Assets Less Liabilities                                                                     2,845,665      1.4
                                                                                                              ------------    -----
               Net Assets                                                                                     $208,940,294    100.0%
                                                                                                              ============    =====
====================================================================================================================================

+     Non-income producing security.
++ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a) Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)   Floating rate note.
(c) Represents a pay-in-kind security, which may pay interest/dividends in additional face amount/shares.
(d) Represents an obligation by Jazz Casino Co. LLC to pay a semi-annual amount to the Fund through 11/15/2009. The payments are based upon varying interest rates and the amounts, which may be paid-in-kind, are contingent upon the earnings before income taxes, depreciation and amortization of Jazz Casino Co. LLC on a fiscal year basis.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    See Notes to Financial Statements.


                                      8 & 9

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

               As of June 30, 2000
====================================================================================================================================
Assets:        Investments, at value (identified cost--$228,522,927)...............................                   $ 206,094,629
               Foreign cash........................................................................                             512
               Receivables:
                 Interest..........................................................................  $   4,707,027
                 Securities sold...................................................................        774,179
                 Capital shares sold...............................................................         11,157
                 Dividends.........................................................................          9,375        5,501,738
                                                                                                     -------------
               Prepaid registration fees and other assets..........................................                         110,865
                                                                                                                      -------------
               Total assets........................................................................                     211,707,744
                                                                                                                      -------------
====================================================================================================================================
Liabilities:   Payables:
                 Custodian bank....................................................................      1,158,831
                 Capital shares redeemed...........................................................        689,072
                 Dividends to shareholders.........................................................        319,107
                 Distributor.......................................................................        105,634
                 Investment adviser................................................................         96,716        2,369,360
                                                                                                     -------------
               Accrued expenses and other liabilities..............................................                         398,090
                                                                                                                      -------------
               Total liabilities...................................................................                       2,767,450
                                                                                                                      -------------
====================================================================================================================================
Net Assets:    Net assets .........................................................................                   $ 208,940,294
                                                                                                                      =============
====================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized.....                   $     755,494
Consist of:    Class B Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized.....                       2,550,713
               Class C Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized.....                          36,774
               Class D Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized.....                          85,163
               Paid-in capital in excess of par....................................................                     435,788,200
               Accumulated realized capital losses on investments and foreign currency
                 transactions--net.................................................................                    (207,847,684)
               Unrealized depreciation on investments and foreign currency transactions--net.......                     (22,428,366)
                                                                                                                      -------------
               Net assets..........................................................................                   $ 208,940,294
                                                                                                                      =============
====================================================================================================================================
Net Asset      Class A--Based on net assets of $46,067,766 and 7,554,944 shares outstanding........                   $        6.10
Value:                                                                                                                =============
               Class B--Based on net assets of $155,440,176 and 25,507,125 shares outstanding......                   $        6.09
                                                                                                                      =============
               Class C--Based on net assets of $2,239,656 and 367,741 shares outstanding...........                   $        6.09
                                                                                                                      =============
               Class D--Based on net assets of $5,192,696 and 851,631 shares outstanding...........                   $        6.10
                                                                                                                      =============
====================================================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2000
====================================================================================================================================
Investment           Interest and discount earned..................................................                   $  11,851,786
Income:              Dividends.....................................................................                          61,172
                                                                                                                      -------------
                     Total income..................................................................                      11,912,958
                                                                                                                      -------------
====================================================================================================================================
Expenses:            Investment advisory fees......................................................  $     684,383
                     Account maintenance and distribution fees--Class B............................        639,892
                     Transfer agent fees--Class B..................................................        154,319
                     Professional fees.............................................................         64,391
                     Accounting services...........................................................         59,679
                     Transfer agent fees--Class A..................................................         37,551
                     Registration fees.............................................................         36,563
                     Printing and shareholder reports..............................................         34,922
                     Custodian fees................................................................         19,885
                     Account maintenance and distribution fees--Class C............................          9,989
                     Directors' fees and expenses..................................................          9,418
                     Account maintenance fees--Class D.............................................          7,037
                     Transfer agent fees--Class D..................................................          4,280
                     Pricing fees..................................................................          2,854
                     Transfer agent fees--Class C..................................................          2,239
                                                                                                     -------------
                     Total expenses................................................................                       1,767,402
                                                                                                                      -------------
                     Investment income--net........................................................                      10,145,556
                                                                                                                      -------------
====================================================================================================================================
Realized &           Realized loss from investments--net...........................................                     (14,007,879)
Unrealized Gain      Change in unrealized depreciation on:
(Loss) on              Investments--net............................................................      6,747,444
Investments &          Foreign currency transactions--net..........................................            (26)       6,747,418
Foreign Currency                                                                                     -------------    -------------
Transactions--Net:   Net Increase in Net Assets Resulting from Operations..........................                   $   2,885,095
                                                                                                                      =============
====================================================================================================================================

                     See Notes to Financial Statements.


                                     10 & 11

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the Six        For the
                                                                                                     Months Ended      Year Ended
                                                                                                       June 30,        December 31,
               Increase (Decrease) in Net Assets:                                                        2000             1999
====================================================================================================================================
Operations:    Investment income--net..............................................................  $  10,145,556    $  24,604,497
               Realized loss on investments and foreign currency transactions--net.................    (14,007,879)     (47,658,846)
               Change in unrealized appreciation/depreciation on investments and foreign
                 currency transactions--net .......................................................      6,747,418       53,277,610
                                                                                                     -------------    -------------
               Net increase in net assets resulting from operations................................      2,885,095       30,223,261
                                                                                                     -------------    -------------
====================================================================================================================================
Dividends to   Investment income--net:
Shareholders:    Class A...........................................................................     (2,343,284)      (2,788,824)
                 Class B...........................................................................     (7,433,995)      (9,141,407)
                 Class C...........................................................................       (108,152)        (129,850)
                 Class D...........................................................................       (260,125)        (294,216)
               Return of capital:
                 Class A...........................................................................             --       (2,765,325)
                 Class B...........................................................................             --       (9,064,382)
                 Class C...........................................................................             --         (128,755)
                 Class D...........................................................................             --         (291,738)
                                                                                                     -------------    -------------
               Net decrease in net assets resulting from dividends to shareholders ................    (10,145,556)     (24,604,497)
                                                                                                     -------------    -------------
====================================================================================================================================
Capital Share  Net decrease in net assets derived from capital share transactions..................    (36,048,325)    (127,433,195)
                                                                                                     -------------    -------------
Transactions:
====================================================================================================================================
Net Assets:    Total decrease in net assets........................................................    (43,308,786)    (121,814,431)
               Beginning of period.................................................................    252,249,080      374,063,511
                                                                                                     -------------    -------------
               End of period.......................................................................  $ 208,940,294    $ 252,249,080
                                                                                                     =============    =============
====================================================================================================================================

               See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                   The following per share data and ratios have            ---------------------------------------------------------
                   been derived from information provided in                For the Six             For the Year Ended
                   the financial statements.                               Months Ended                 December 31,
                                                                             June 30,    -------------------------------------------
                   Increase (Decrease) in Net Asset Value:                     2000        1999       1998       1997        1996
====================================================================================================================================
Per Share          Net asset value, beginning of period....................  $  6.29     $  6.14    $  8.83    $   8.94    $   8.69
Operating                                                                    -------     -------    -------    --------    --------
Performance:       Investment income--net..................................      .29         .54        .71         .64         .67
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net .................     (.19)        .15      (2.69)       (.11)        .25
                                                                             -------     -------    -------    --------    --------
                   Total from investment operations........................      .10         .69      (1.98)        .53         .92
                                                                             -------     -------    -------    --------    --------
                   Less dividends:
                     Investment income--net................................     (.29)       (.27)      (.68)       (.61)       (.67)
                     Return of capital--net................................       --        (.27)      (.03)       (.03)         --
                                                                             -------     -------    -------    --------    --------
                   Total dividends.........................................     (.29)       (.54)      (.71)       (.64)       (.67)
                                                                             -------     -------    -------    --------    --------
                   Net asset value, end of period..........................  $  6.10     $  6.29    $  6.14    $   8.83    $   8.94
                                                                             =======     =======    =======    ========    ========
====================================================================================================================================
Total Investment   Based on net asset value per share......................     1.67%+     11.95%    (23.43%)      6.15%      11.09%
Return:**                                                                    =======     =======    =======    ========    ========
====================================================================================================================================
Ratios to Average  Expenses................................................      .95%*       .93%       .81%        .76%        .75%
Net Assets:                                                                  =======     =======    =======    ========    ========
                   Investment income--net..................................     9.52%*      8.90%      9.36%       7.21%       7.71%
                                                                             =======     =======    =======    ========    ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands)................  $46,068     $53,515    $78,528    $161,347    $212,085
Data:                                                                        =======     =======    =======    ========    ========
                   Portfolio turnover......................................    33.54%      37.04%    148.67%     217.60%     208.53%
                                                                             =======     =======    =======    ========    ========
====================================================================================================================================

                                                                                                  Class B
                   The following per share data and ratios have       --------------------------------------------------------------
                   been derived from information provided in           For the Six                 For the Year Ended
                   the financial statements.                          Months Ended                     December 31,
                                                                        June 30,    ------------------------------------------------
                   Increase (Decrease) in Net Asset Value:                2000        1999         1998          1997        1996
====================================================================================================================================
Per Share          Net asset value, beginning of period ...........   $   6.29      $   6.13     $   8.83     $   8.94     $   8.69
Operating                                                             --------      --------     --------     --------     --------
Performance:       Investment income--net .........................        .27           .49          .65          .57          .61
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ..............................       (.20)          .16        (2.70)        (.11)         .25
                                                                      --------      --------     --------     --------     --------
                   Total from investment operations ...............        .07           .65        (2.05)         .46          .86
                                                                      --------      --------     --------     --------     --------
                   Less dividends:
                     Investment income--net .......................       (.27)         (.25)        (.62)        (.54)        (.61)
                     Return of capital--net .......................         --          (.24)        (.03)        (.03)          --
                                                                      --------      --------     --------     --------     --------
                   Total dividends ................................       (.27)         (.49)        (.65)        (.57)        (.61)
                                                                      --------      --------     --------     --------     --------
                   Net asset value, end of period .................   $   6.09      $   6.29     $   6.13     $   8.83     $   8.94
                                                                      ========      ========     ========     ========     ========
====================================================================================================================================
Total Investment   Based on net asset value per share .............       1.11%+       11.27%      (24.15%)       5.34%       10.25%
Return:**                                                             ========      ========     ========     ========     ========
====================================================================================================================================
Ratios to Average  Expenses .......................................       1.74%*        1.71%        1.59%        1.53%        1.52%
Net Assets:                                                           ========      ========     ========     ========     ========
                   Investment income--net .........................       8.74%*        8.12%        8.56%        6.43%        6.94%
                                                                      ========      ========     ========     ========     ========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .......   $155,440      $189,572     $283,018     $641,242     $988,209
Data:                                                                 ========      ========     ========     ========     ========
                   Portfolio turnover .............................      33.54%        37.04%      148.67%      217.60%      208.53%
                                                                      ========      ========     ========     ========     ========
====================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.


                                     12 & 13

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                     Class C
                   The following per share data and ratios have          -----------------------------------------------------------
                   been derived from information provided in              For the Six              For the Year Ended
                   the financial statements.                             Months Ended                  December 31,
                                                                           June 30,    ---------------------------------------------
                   Increase (Decrease) in Net Asset Value:                   2000        1999        1998       1997        1996
====================================================================================================================================
Per Share          Net asset value, beginning of period .................   $ 6.28      $ 6.13     $  8.82     $  8.93     $  8.68
Operating                                                                   ------      ------     -------     -------     -------
Performance:       Investment income--net ...............................      .27         .49         .65         .56         .60
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ...............     (.19)        .15       (2.69)       (.11)        .25
                                                                            ------      ------     -------     -------     -------
                   Total from investment operations .....................      .08         .64       (2.04)        .45         .85
                                                                            ------      ------     -------     -------     -------
                   Less dividends:
                     Investment income--net .............................     (.27)       (.25)       (.62)       (.53)       (.60)
                     Return of capital--net .............................       --        (.24)       (.03)       (.03)         --
                                                                            ------      ------     -------     -------     -------
                   Total dividends ......................................     (.27)       (.49)       (.65)       (.56)       (.60)
                                                                            ------      ------     -------     -------     -------
                   Net asset value, end of period .......................   $ 6.09      $ 6.28     $  6.13     $  8.82     $  8.93
                                                                            ======      ======     =======     =======     =======
====================================================================================================================================
Total Investment   Based on net asset value per share ...................     1.25%+     11.04%     (24.11%)      5.28%      10.19%
Return:**                                                                   ======      ======     =======     =======     =======
====================================================================================================================================
Ratios to Average  Expenses .............................................     1.79%*      1.76%       1.64%       1.58%       1.56%
Net Assets:                                                                 ======      ======     =======     =======     =======
                   Investment income--net ...............................     8.69%*      8.07%       8.53%       6.41%       6.85%
                                                                            ======      ======     =======     =======     =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .............   $2,239      $2,771     $ 4,370     $11,738     $10,251
Data:                                                                       ======      ======     =======     =======     =======
                   Portfolio turnover ...................................    33.54%      37.04%     148.67%     217.60%     208.53%
                                                                            ======      ======     =======     =======     =======
====================================================================================================================================

                                                                                                     Class D
                                                                         -----------------------------------------------------------
                   The following per share data and ratios have           For the Six             For the Year Ended
                   been derived from information provided in             Months Ended                 December 31,
                   the financial statements.                               June 30,    ---------------------------------------------
                                                                             2000        1999        1998       1997        1996
                   Increase (Decrease) in Net Asset Value:
====================================================================================================================================
Per Share          Net asset value, beginning of period ................   $ 6.29      $ 6.13     $  8.83     $  8.94     $  8.69
Operating                                                                  ------      ------     -------     -------     -------
Performance:       Investment income--net ..............................      .28         .53         .69         .61         .65
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net ..............     (.19)        .16       (2.70)       (.11)        .25
                                                                           ------      ------     -------     -------     -------

                   Total from investment operations ....................      .09         .69       (2.01)        .50         .90
                                                                           ------      ------     -------     -------     -------

                   Less dividends:
                     Investment income--net ............................     (.28)       (.27)       (.66)       (.58)       (.65)
                     Return of capital .................................       --        (.26)       (.03)       (.03)         --
                                                                           ------      ------     -------     -------     -------

                   Total dividends .....................................     (.28)       (.53)       (.69)       (.61)       (.65)
                                                                           ------      ------     -------     -------     -------

                   Net asset value, end of period ......................   $ 6.10      $ 6.29     $  6.13     $  8.83     $  8.94
                                                                           ======      ======     =======     =======     =======
====================================================================================================================================
Total Investment   Based on net asset value per share ..................     1.54%+     11.86%     (23.75%)      5.88%      10.82%
Return:**                                                                  ======      ======     =======     =======     =======

====================================================================================================================================
Ratios to Average  Expenses ............................................     1.21%*      1.18%       1.06%       1.01%        .99%
Net Assets:                                                                ======      ======     =======     =======     =======
                   Investment income--net ..............................     9.27%*      8.66%       9.12%       6.97%       7.42%
                                                                           ======      ======     =======     =======     =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ............   $5,193      $6,391     $ 8,148     $15,072     $14,369
Data:                                                                      ======      ======     =======     =======     =======
                   Portfolio turnover ..................................    33.54%      37.04%     148.67%     217.60%     208.53%
                                                                           ======      ======     =======     =======     =======
====================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.
      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch World Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements.


                                     14 & 15

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends from net investment income, excluding transaction gains/losses, are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(i) Short sales--When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received.

(j) Custodian Bank--The Fund recorded an amount payable to the Custodian Bank reflecting an overdraft, which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                          Account              Distribution
                                      Maintenance Fee               Fee
--------------------------------------------------------------------------------
Class B ..........................         .25%                    .50%
Class C ..........................         .25%                    .55%
Class D ..........................         .25%                     --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance


                                     16 & 17

                            Merrill Lynch World Income Fund, Inc., June 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                FAMD             MLPF&S
--------------------------------------------------------------------------------
Class A ...................................     $777             $3,744
Class D ...................................     $ 89             $1,381
--------------------------------------------------------------------------------

For the six months ended June 30, 2000, MLPF&S received contingent deferred sales charges of $61,492 and $574 relating to transactions in Class B and Class C Shares, respectively.

During the six months ended June 30, 2000, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $699 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, PSI, FDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000 were $75,282,214 and $113,464,693, respectively.

Net realized gains (losses) for the six months ended June 30, 2000 and unrealized losses as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)         Losses
--------------------------------------------------------------------------------
Investments:
  Long-term ..............................      $(14,019,556)      $(22,428,298)
  Short sales ............................            11,677                 --
                                                ------------       ------------
Total investments ........................       (14,007,879)       (22,428,298)
                                                ------------       ------------
Currency transactions:
  Foreign currency transactions ..........                --                (68)
                                                ------------       ------------
Total currency transactions ..............                --                (68)
                                                ------------       ------------
Total ....................................      $(14,007,879)      $(22,428,366)
                                                ============       ============
--------------------------------------------------------------------------------

As of June 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $22,428,298, of which $6,247,143 related to appreciated securities and $28,675,441 related to depreciated securities. The aggregate cost of investments at June 30, 2000 for Federal income tax purposes was $228,522,927.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $36,048,325 and $127,433,195 for the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

Transactions in shares of capital for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           130,353      $     810,720
Shares issued to shareholders
in reinvestment of dividends .............           105,166            648,371
                                               -------------      -------------
Total issued .............................           235,519          1,459,091
Shares redeemed ..........................        (1,184,503)        (7,344,781)
                                               -------------      -------------
Net decrease .............................          (948,984)     $  (5,885,690)
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           301,428      $   1,839,275
Shares issued to shareholders
in reinvestment of dividends .............           252,402          1,540,595
                                               -------------      -------------
Total issued .............................           553,830          3,379,870
Shares redeemed ..........................        (4,849,278)       (29,598,994)
                                               -------------      -------------
Net decrease .............................        (4,295,448)     $ (26,219,124)
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           252,456      $   1,563,827
Shares issued to shareholders
in reinvestment of dividends .............           439,657          2,710,685
                                               -------------      -------------
Total issued .............................           692,113          4,274,512
Automatic conversion of shares ...........           (36,674)          (226,306)
Shares redeemed ..........................        (5,291,320)       (32,739,927)
                                               -------------      -------------
Net decrease .............................        (4,635,881)     $ (28,691,721)
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,094,092      $   6,689,117
Shares issued to shareholders
in reinvestment of dividends .............         1,156,235          7,052,633
                                               -------------      -------------
Total issued .............................         2,250,327         13,741,750
Automatic conversion of shares ...........          (116,927)          (712,892)
Shares redeemed ..........................       (18,150,053)      (110,676,747)
                                               -------------      -------------
Net decrease .............................       (16,016,653)     $ (97,647,889)
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            57,457      $     356,340
Shares issued to shareholders
in reinvestment of dividends .............             7,893             48,654
                                               -------------      -------------
Total issued .............................            65,350            404,994
Shares redeemed ..........................          (138,421)          (857,061)
                                               -------------      -------------
Net decrease .............................           (73,071)     $    (452,067)
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            29,199      $     178,382
Shares issued to shareholders
in reinvestment of dividends .............            21,666            132,077
                                               -------------      -------------
Total issued .............................            50,865            310,459
Shares redeemed ..........................          (323,378)        (1,970,166)
                                               -------------      -------------
Net decrease .............................          (272,513)     $  (1,659,707)
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................            34,875      $     218,128
Automatic conversion of shares ...........            36,665            226,306
Shares issued to shareholders
in reinvestment of dividends .............            16,501            101,746
                                               -------------      -------------
Total issued .............................            88,041            546,180
Shares redeemed ..........................          (252,102)        (1,565,027)
                                               -------------      -------------
Net decrease .............................          (164,061)     $  (1,018,847)
                                               =============      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           139,459      $     856,909
Automatic conversion of shares ...........           116,886            712,892
Shares issued to shareholders
in reinvestment of dividends .............            41,655            254,097
                                               -------------      -------------
Total issued .............................           298,000          1,823,898
Shares redeemed ..........................          (610,512)        (3,730,373)
                                               -------------      -------------
Net decrease .............................          (312,512)     $  (1,906,475)
                                               =============      =============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 3, 1999, the Fund, along with certain other funds managed by FAM, entered into a one-year, unsecured $1,000,000,000 credit agreement with The Bank of New York and certain other institutions party thereto. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. The agreement bears interest at the Federal Funds rate plus .50%. The Fund did not borrow from the facility during the year ended June 30, 2000.

6. Capital Loss Carryforward:

At December 31, 1999, the Fund had a net capital loss carryforward of approximately $189,177,000, of which $12,482,000 expires in 2002, $25,743,000 expires in 2003, $61,021,000 expires in 2006 and $89,931,000 expires in 2007.
This amount will be available to offset like amounts of any future taxable gains.


                                     18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
World Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10788--6/00


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